Summary of Significant Accounting Policies (Details 1) - USD ($)	6 Months Ended	12 Months Ended
	Sep. 30, 2018	Mar. 31, 2018
Long-lived intangible assets	$ 3,150,000
Accumulated amortization	(112,613)
Net book value	$ 3,037,387
FireFan mobile application
Estimated Useful Life	4 years
Long-lived intangible assets	$ 804,000
Back office software
Estimated Useful Life	10 years
Long-lived intangible assets	$ 1,074,000
Tradename/trademark - FireFan
Estimated Useful Life	5 years
Long-lived intangible assets	$ 472,000
Tradename/trademark - United Games
Estimated Useful Life	5 months 12 days
Long-lived intangible assets	$ 4,000
Customer contracts/relationships
Estimated Useful Life	5 years
Long-lived intangible assets	$ 796,000
Furniture, fixtures, and equipment
Estimated Useful Life		10 years
Computer equipment
Estimated Useful Life		5 years